Securities (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Securities gains and losses [Abstract]
Realized gains	$ 3,382	$ 2,268	$ 1,890
Realized losses	(317)	(580)	(330)
Net realized gains	3,065	1,688	1,560
Credit losses included in securities gains	(100)	(578)	0
Net securities gains	$ 2,965	$ 1,110	$ 1,560